SHAREHOLDERS’ EQUITY	12 Months Ended
Sep. 30, 2021
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 15— SHAREHOLDERS’ EQUITY

Ordinary Shares

Bon Natural Life Limited (“Bon Natural Life”, or the “Company”) was incorporated under the laws of Cayman Islands on December 11, 2019. The authorized number of ordinary shares was 50,000,000 shares with par value of US$0.0001 and 15,500,000 shares were issued.

On June 17, 2020, the Company’s shareholders approved a reverse split of the outstanding ordinary shares at a ratio of 1-for-3 shares (the “Reverse Split”), which led to a redemption of 10,333,333 shares out of the 15,500,000 ordinary shares previously issued to existing shareholders. The Reverse Split did not change the authorized number of ordinary shares and only changed the issued and outstanding ordinary shares. The Reverse Split took effective on June 24, 2020. As a result of this reverse split, there were 5,166,667 shares issued and outstanding. The issuance of these 5,166,667 shares is considered as a part of the Reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

On June 23, 2020, the Company entered into consulting service agreements with three third-party consultants (collectively the “Consultants”), pursuant to which, the Consultants will provide public listing related consulting services to the Company in connection with the Company’s intended IPO effort. Such consulting services include but not limit to market research and feasibility study, business plan drafting, reorganization, pre-listing education and tutoring, reorganization, legal and audit firm recommendation and coordination, investor referral and pre-listing equity financing source identification and recommendations, and independent directors and audit committee candidate’s recommendation, etc. The Company issued 633,333 of its ordinary shares to the Consultants in lieu of cash payment for such services. The 633,333 shares are valued at $633,333. Such service fee is amortized over the service period from June 23, 2020 to June 22, 2021.

For the year ended September 30, 2021 and 2020, 422,221 and 211,112 ordinary shares have been vested and recognized as share-based compensation expense based on services rendered, respectively. As of September 30, 2021, share-based compensation to consultants related to services associated with the Company’s IPO has been fully amortized as the Company closed its IPO in June 2021.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 15— SHAREHOLDERS’ EQUITY (continued)

On June 28, 2021, the Company closed its initial public offering (“IPO”) of 2,200,000 ordinary shares, par value US$0.0001 per share at a public offering price of $5.00 per share, and the Company’s ordinary shares started to trade on the Nasdaq Capital Market under the ticker symbol “BON” since June 24, 2021. On July 2, 2021, the underwriters exercised its over-allotment option to purchase an additional 330,000 shares, par value US$0.0001 per share at the price of $5.00 per share.

As of September 30, 2021 and 2020, the Company had 8,330,000 and 5,800,000 shares of ordinary shares issued and outstanding, respectively.

Underwriter warrants

In connection with the Company’s IPO, the Company also agreed to issue to the underwriters and to register herein warrants to purchase up to a total of 101,200 ordinary shares of the Company (equal to 4% of the total number of Ordinary Shares sold in the IPO) (the “Underwriter Warrants”).

These warrants have warrant term of five years, with an exercise price of $5.00 per share (equal to 100% of the Company’s IPO offering price of $5.00 per share). The Underwriter Warrants may be purchased in cash or via cashless exercise, will be exercisable for five (5) years, and will terminate on the fifth anniversary of the date thereafter.

The warrants are exercisable at any time, and from time to time, in whole or in part, commencing 180 days from the closing of the IPO. Management determined that these warrants meet the requirements for equity classification under ASC 815-40 because they are indexed to its own stock. As of September 30, 2021, 101,200 underwriter warrants were issued and outstanding and none of the warrants has been exercised.

A summary of warrants activity for the years ended September 30, 2021 and 2020 was as follows:

	Number of warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Fair Value
Outstanding, September 30, 2020	-	-	-	-
Granted	101,200	$5.00	-	$-
Forfeited	-	-	-	-
Exercised	-	-	-	-
Outstanding, September 30, 2021	101,200	$5.00	4.75	$-
Exercisable, September 30, 2021	101,200	$5.00	4.75	$-

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Non-controlling interest

The Company’s VIE, Xi’an App-chem, owns majority of the equity interest in the following two entities: Xi’an Dietary Therapy Medical Technology Co., Ltd (“Xi’an DT”) and Tianjin Yonghexiang Bio(Tech) Co., Ltd. (“Tianjin YHX”) Non-controlling interests represent minority shareholders’ 25% ownership interests in Xi’an DT and 49% ownership interest in Tianjin YHX. The following table reconciles the non-controlling interest as of September 30, 2021 and 2020:

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2020	$492,753	$13,979	$506,732
Net income attributable to non-controlling interest	(10,370)	29,020	18,650
Foreign currency translation adjustment	654	1,829	2,482
As of September 30, 2021	$483,037	$44,828	$527,865

Statutory reserve and restricted net assets

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries, VIE and VIE’s subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company without the consent of a third party.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP differ from those in the statutory financial statements of the WFOE and VIE. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, the Company’s WFOE Xi’an CMIT, VIE and VIE’s subsidiaries are restricted in their ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict the WFOE, VIE and VIE’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances.

As of September 30, 2021 and 2020, the restricted amounts as determined pursuant to PRC statutory laws totaled $1,050,721 and $579,922, and total restricted net assets amounted to $16,591,987 and $5,831,707, respectively.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS